Property and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
8.
PROPERTY AND EQUIPMENT

The following tables present the movements in the book values of property and equipment:

in CHF thousands	Lab - equipment	Lab - fixtures and fittings	Office equipment & hardware	Leasehold improvement	Total
Acquisitions cost:
Balance as of December 31, 2022	600	195	121	-	916
Acquisitions	18	-	30	-	48
Balance as of December 31, 2023	618	195	151	-	964
Acquisitions	10	-	122	98	230
Balance as of December 31, 2024	628	195	273	98	1,194

	Lab - equipment	Lab - fixtures and fittings	Office equipment & hardware	Leasehold improvement	Total
Accumulated depreciation:
Balance as of December 31, 2022	(375)	(87)	(89)	-	(552)
Depreciation expense	(89)	(19)	(17)	-	(125)
Balance as of December 31, 2023	(464)	(106)	(106)	-	(676)
Depreciation expense	(84)	(19)	(20)	(10)	(133)
Balance as of December 31, 2024	(548)	(125)	(126)	(10)	(809)

Carrying amount:
Balance as of December 31, 2023	154	89	45	-	288
Balance as of December 31, 2024	80	70	147	89	385